Taxation (Details 4) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation
Balance at beginning of the Year	¥ 3,674,442	¥ 2,996,294	¥ 1,480,570
Additions	4,393,499	7,635,196	2,755,222
Reversals	(3,779,077)	(6,957,048)	(1,239,498)
Balance at end of the Year	¥ 4,288,864	¥ 3,674,442	¥ 2,996,294